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VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Zogenix, Inc.
Registration Statement on Form S-1

Ladies and Gentlemen:

On behalf of Zogenix, Inc. (the “Company”), we transmit for filing with the Securities and Exchange Commission (the “Commission”) the Company’s Registration Statement on Form S-1 (the “Registration Statement”).

The Company has filed with the Commission a request for confidential treatment dated September 3, 2010 pursuant to Rule 406 under the Securities Act of 1933, as amended, with respect to certain of the exhibits filed with the Registration Statement.

Please be advised that Zogenix previously filed a registration on Form S-1 (SEC File No. 333-149846), which received a full review from the Staff prior to its withdrawal on August 1, 2008 (the “Prior Registration Statement”).

In connection with the Registration Statement, the Company has paid by wire transfer to the Commission a filing fee in the amount of $3,028 and, pursuant to Rule 457(p), is offsetting the remainder of the filing fee, which was paid in connection with the Prior Registration Statement.

If you have any questions regarding this filing, please contact the undersigned at (858) 523-5400.

Very truly yours,

/s/ Cheston J. Larson

Cheston J. Larson

of LATHAM & WATKINS LLP